Dividends - Summary of Quarterly Dividend Calendar (Detail)	6 Months Ended
Jun. 30, 2018
Quarterly dividend for Q2 2018 [member]
Disclosure of Dividends [Line Items]
Announcement Date	Jul. 19, 2018
Ex-Dividend Date	Aug. 02, 2018
Record Date	Aug. 03, 2018
Payment Date	Sep. 05, 2018
Quarterly dividend for Q3 2018 [member]
Disclosure of Dividends [Line Items]
Announcement Date	Oct. 18, 2018
Ex-Dividend Date	Nov. 01, 2018
Record Date	Nov. 02, 2018
Payment Date	Dec. 05, 2018